Investment Objectives and Goals - Bridges Capital Tactical ETF	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Bridges Capital Tactical ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Bridges Capital Tactical ETF (the “Fund”) seeks to provide capital appreciation while preserving capital during market drawdowns.